Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Declaration of Quarterly Dividend

On November 5, 2014, the Company declared a quarterly dividend of $0.30 per share, which will be paid on December 19, 2014, to shareholders of record as of December 8, 2014.

Partial Redemption of Senior Notes Under Master Note and Security Agreement

The Company redeemed $108.8 million of its senior notes under the master note and security agreement for $109.6 million on October 10, 2014, resulting in a loss on debt extinguishment to be recorded in the fourth quarter of 2014 of $0.8 million plus applicable transaction fees. The Company used its revolving credit facility to effect the redemption. This redemption was primarily completed to reduce interest expense based on current LIBOR rates.

Subsequent Events

Declaration of Quarterly Dividend

On February 26, 2014, the Company declared a quarterly dividend of $0.30 per share, which will be paid on March 21, 2014, to shareholders of record as of March 12, 2014.